segment information - Income before income taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income before income taxes
Operating revenues - external and other income	$ 20,116	$ 18,412
Goods and services purchased	7,537	7,107
Employee benefits expense	6,148	4,899
EBITDA	6,431	6,406
Depreciation	2,514	2,226
Amortization of intangible assets	1,555	1,226
Operating income	2,362	2,954
Financing costs	1,273	632
Income before income taxes	1,089	2,322
TELUS technology solutions
Income before income taxes
Operating revenues - external and other income	17,205	15,752
EBITDA	5,722	5,697
Digitally-led customer experiences - TELUS International
Income before income taxes
Operating revenues - external and other income	3,682	3,214
EBITDA	709	709
Consolidated
Income before income taxes
Operating revenues - external and other income	20,116	18,412
EBITDA	6,431	6,406
Eliminations
Income before income taxes
Operating revenues - external and other income	$ (771)	$ (554)